Restricted cash, non-current	6 Months Ended
Jun. 30, 2020
Restricted cash, non-current
Restricted cash, non-current

4.Restricted cash, non-current

The Group’s restricted cash balance is $510 and $510 as of December 31, 2019 and June 30, 2020, respectively. It was mainly long-term bank deposits held as collateral for issuance of letters of credit. These deposits will be released when the related letters of credit are settled by the Group.